Trade and Other Receivables - Summary of Movements in Loss Allowance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Receivables [Abstract]
At start of year	£ 88	£ 87
Charge for the year	19	8
Trade receivables written off	(8)	(4)
Exchange translation differences		(3)
At end of year	£ 99	£ 88